Other disclosures - Schedule of equivalent euro value of assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash, cash balances at central banks and other deposits on demand	€ 152,281	€ 96,923	€ 192,208	€ 220,342
Financial assets held for trading	252,318		230,253	176,921
Non-trading financial assets mandatorily at fair value through profit or loss	7,761		6,130	5,910
Other financial assets at fair value through profit or loss	8,046		7,915	9,773
Financial assets at fair value through other comprehensive income	74,612		89,898	83,308
Financial assets at amortised cost	1,202,689		1,203,707	1,191,403
Investments	7,052		7,277	7,646	€ 7,615
Tangible assets	27,438		32,087	33,882
Intangible assets	17,308		19,259	19,871
Other	8,719		8,559	8,856
TOTAL ASSETS	1,867,515		1,837,081	1,797,062
Liabilities
Financial liabilities held for trading	171,546		152,151	122,270
Other financial liabilities at fair value through profit or loss	42,148		36,360	40,367
Financial liabilities at amortized cost	1,421,184		1,484,322	1,468,703
Liabilities under insurance contracts	18,737		17,829	17,799
Other	15,937		16,344	17,598
TOTAL LIABILITIES	1,754,767		1,729,754	1,692,821
Non-Euro
Assets
Cash, cash balances at central banks and other deposits on demand	89,186		109,932	114,410
Financial assets held for trading	136,499		130,076	106,011
Non-trading financial assets mandatorily at fair value through profit or loss	3,530		3,208	3,291
Other financial assets at fair value through profit or loss	666		793	1,721
Financial assets at fair value through other comprehensive income	45,564		60,861	60,516
Financial assets at amortised cost	745,401		777,226	773,504
Investments	1,859		2,103	1,689
Tangible assets	14,437		18,812	20,797
Intangible assets	10,296		12,282	12,772
Other	96,469		25,891	26,236
TOTAL ASSETS	1,143,907		1,141,184	1,120,947
Liabilities
Financial liabilities held for trading	75,272		76,216	60,581
Other financial liabilities at fair value through profit or loss	14,943		13,844	12,699
Financial liabilities at amortized cost	854,517		938,844	937,917
Liabilities under insurance contracts	227		261	330
Other	82,901		22,385	25,740
TOTAL LIABILITIES	€ 1,027,860		€ 1,051,550	€ 1,037,267